Other current and non-current non-financial assets - Short and Long-Term Exploitation Conciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Detailed Information About Short Term And Long Term Exploitation Conciliation [Line Items]
Amortization of ground studies	$ (733)	$ (2,131)	$ (2,421)
Short-Term Exploitation Conciliation
Detailed Information About Short Term And Long Term Exploitation Conciliation [Line Items]
Opening balance	651	1,700
Amortization of ground studies	0	0
Reclasifications from/to short term (inventories)	197	(1,049)
Total changes	197	(1,049)
Total	848	651	1,700
Long-Term Exploitation Conciliation
Detailed Information About Short Term And Long Term Exploitation Conciliation [Line Items]
Opening balance	6,614	7,696
Amortization of ground studies	(733)	(2,131)
Reclasifications from/to short term (inventories)	(197)	1,049
Total changes	(930)	(1,082)
Total	$ 5,684	$ 6,614	$ 7,696